Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, BBVA Chile (Parenthetical) (Detail) - BBVA Chile [member] $ in Millions	Jul. 06, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Assets acquired	$ (2,272)
Loans acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Assets acquired	20,469
Deposits acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Liabilities assumed	$ 13,444